Supplementary Information On Oil And Gas Activities (Unaudited) - Summary of results of operations - (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Results Of Operations [Line Items]
Revenue from contract with customers	$ 44,463	$ 331,336	$ 273,938	$ 415,976
Surplus Gas Injection Compensation	291
Production costs, excluding depreciation
Operating costs and others	18,367	86,245	88,018	114,431
Royalties	6,795	50,323	38,908	61,008
Exploration expenses	134	637	646	676
Accreation expenses	233	897	2,584	1,723
Depreciation, depletion and amortization	14,194	74,772	147,674	153,001
Results of operations before income tax	1,311	21,043	(112,862)	(16,491)
Income tax	(7,960)	(47,425)	10,113	(16,232)
Net (loss) for the year / period	(6,649)	(26,382)	(102,749)	(32,723)
Argentina [Member]
Production costs, excluding depreciation
Exploration expenses	134	637		9
Oil And Gas Producing Activities [Member] | Argentina [Member]
Disclosure Of Results Of Operations [Line Items]
Revenue from contract with customers	44,463	331,336	273,938	415,976
Surplus Gas Injection Compensation	291
Revenue and other income	44,754	331,336	273,938	415,976
Production costs, excluding depreciation
Operating costs and others	(18,367)	(86,245)	(88,018)	(114,431)
Royalties	(6,795)	(50,323)	(38,908)	(61,008)
Total production costs	(25,162)	(136,568)	(126,926)	(175,439)
Exploration expenses	(134)	(637)	(646)	(676)
Impairment of long live assets			(14,438)
Accreation expenses	(233)	(897)	(2,584)	(1,723)
Depreciation, depletion and amortization	(14,194)	(74,772)	(147,674)	(153,001)
Results of operations before income tax	5,031	118,462	(18,330)	85,137
Income tax	(1,509)	(35,539)	5,499	(25,541)
Net (loss) for the year / period	$ 3,522	$ 82,923	$ (12,831)	$ 59,596